Revenues (Details) $ in Thousands						12 Months Ended
	Mar. 16, 2021 USD ($)	Jan. 28, 2021 EUR (€)	Jan. 08, 2018	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2019 USD ($)
Revenues (Details) [Line Items]
Payments				$ 1,292	$ 1,650
Additional payments (in Dollars)							$ 2,000
Payments percentage						16.50%	16.50%
Up-front amount receive		€ 250				$ 3,000
Payables						6,000
Amount received						1,500			$ 750
Additional and payments						500
Distribution and supply agreement, description			Under the Distribution and Supply Agreement, the Company is entitled to € 1,500 thousand upon execution of the agreement. In addition, the Company is also entitled to milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) € 300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and € 300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between € 750 thousand and € 1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between € 300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson.
Total payments						750
Additional payments						$ 3,250
Royalties	17.50%	30.00%
Signature date		2 years
Royalities, description		15%-40% royalties on net sales upon regulatory approval for veterinary use.
Minimum [Member]
Revenues (Details) [Line Items]
Cost plus percentage						10.00%		10.00%
Maximum [Member]
Revenues (Details) [Line Items]
Cost plus percentage						23.00%		23.00%
Gebro Holding GmBH [Member]
Revenues (Details) [Line Items]
Amount received						$ 1,850		€ 1,500,000
Additional and payments						720		€ 600,000
CMS Medical Venture Investment Limited [Member]
Revenues (Details) [Line Items]
Up-front amount receive						2,000
Payables						14,000
Amount received						2,000
Milestone payments						58,500
Ewopharma [Member]
Revenues (Details) [Line Items]
Up-front amount receive	$ 2,250
Payables	$ 40,450
Amount received						$ 2,250